CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2022
Disclosure of customer deposits [abstract]
CUSTOMER DEPOSITS

NOTE 20 – CUSTOMER DEPOSITS

20.1   Detail of the composition of the deposits

The following is the detail of the balances of the deposits received from Grupo Aval´s customer and subsidiaries in development of their deposit collection operations as of December 31, 2022 and 2021:

Detail	December 31, 2022		December 31, 2021

Demand
Checking accounts	Ps.	25,932,053	Ps.	59,225,849
Savings accounts		74,293,894		89,097,128
Other funds on demand		841,505		617,201
		101,067,452		148,940,178

Term deposits
Fixed term deposit certificates (1)		72,273,697		85,530,244
Total deposits	Ps.	173,341,149	Ps.	234,470,422

Per currency
In Colombian Pesos	Ps.	142,071,530	Ps.	122,904,271
In foreign currency		31,269,619		111,566,151
Total per currency	Ps.	173,341,149	Ps.	234,470,422
(1)	The amount of term deposits due over 12 months as December 31, 2022 is Ps. 14,702,118 and December 31, 2021 is Ps. 26,380,487.

20.2  Detail of the effective interest rates

The following is a summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2022
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.01%	13.20%	0.02%	4.40%
Saving accounts	0.01%	17.20%	0.01%	4.00%
Fixed term deposit certificates	0.05%	19.54%	0.15%	8.05%

December 31, 2021
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.05%	3.69%	0.01%	5.50%
Saving accounts	0.01%	6.03%	0.01%	8.00%
Fixed term deposit certificates	0.05%	10.15%	0.01%	10.35%

20.3  Detail of the concentration of deposits received from customers per economic sector

	December 31, 2022			December 31, 2021
	Amount		%	Amount		%
Individuals	Ps.	36,618,776	21.1%	Ps.	49,728,304	21.2%
Financial		29,871,901	17.2%		34,729,994	14.8%
Government and Colombian Government entities		19,655,737	11.3%		19,302,161	8.2%
Services		16,143,899	9.3%		26,808,490	11.4%
Insurance		10,206,023	5.9%		7,017,685	3.0%
Commerce		10,030,824	5.8%		36,427,804	15.5%
Manufacturing		3,689,037	2.1%		5,761,688	2.5%
Real Estate		3,109,595	1.8%		4,410,650	1.9%
Agriculture and livestock		2,314,989	1.3%		2,588,497	1.1%
Transport		1,849,662	1.1%		2,134,067	0.9%
Exploitation of mines and quarries		1,700,628	1.0%		2,412,425	1.0%
Education		1,438,654	0.8%		1,577,282	0.7%
Artistic, entertainment and recreation activities		1,035,984	0.6%		732,304	0.3%
Telecommunications		895,281	0.5%		2,126,723	0.9%
Colombian Municipalities		433,063	0.2%		443,543	0.2%
Foreign Governments		425,450	0.2%		931,011	0.4%
Tourism		25	0.1%		558,777	0.2%
Other		33,921,621	19.7%		36,779,017	15.8%
Total	Ps.	173,341,149	100%	Ps.	234,470,422	100%